Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	€ (143,279)	€ (73,425)	€ (64,393)
Adjustments for non-cash transactions	44,070	56,476	37,941
Changes in non-current operating assets and liabilities	(147,713)	59,353	88,472
Changes in working capital	1,732	36,127	77,740
Cash generated from operations	(245,189)	78,532	139,759
Income tax paid	(154)	(1,631)	(2,021)
NET CASH GENERATED FROM OPERATING ACTIVITIES	(245,343)	76,901	137,738
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(29,246)	(92,229)	(18,936)
Proceeds from sale of property, plant and equipment	8	0	0
Purchases of intangible assets	(76)	(942)	(535)
Proceeds from sale of intangible assets	0	0	24
Interest received	260	54	107
NET CASH USED IN INVESTING ACTIVITIES	(29,054)	(93,116)	(19,340)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of costs of equity transactions	189,837	166,614	75
Disposal of treasury shares	0	209	215
Proceeds from borrowings, net of transaction costs	39,331	859	50,266
Repayment of borrowings	(1,793)	(1,956)	(21,995)
Payment of lease liabilities	(3,048)	(2,805)	(2,111)
Interest paid	(9,211)	(8,417)	(4,711)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES	215,116	154,504	21,740
NET CHANGE IN CASH AND CASH EQUIVALENTS	(59,282)	138,288	140,138
Cash and cash equivalents at beginning of the year	346,642	204,394	64,439
Exchange gains/(losses) on cash	(828)	3,960	(183)
Restricted cash	2,898	44	41
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 289,430	€ 346,686	€ 204,435